OTHER INVESTMENTS (Parentheticals) (Detail) - Other investment note through 2027	Dec. 31, 2015
Minimum
Schedule Of Investments [Line Items]
Interest rate	6.50%
Maximum
Schedule Of Investments [Line Items]
Interest rate	12.00%